Loans and Allowance for Credit Losses - Schedule of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Recorded Balance
Recorded balance, loans without a specific valuation allowance	$ 123
Recorded balance, loans with a specific valuation allowance	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	123
Unpaid principal balance, loans with a specific valuation allowance	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	157
Average investment in impaired loans, loans with a specific valuation allowance	3,653
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	12
Interest income recognized, loans with a specific valuation allowance	40
Nonaccrual with no ACL		$ 487
Total Nonaccrual		487
Loans Past Due Over 90 Days Still Accruing		154
Total Nonperforming		641
Commercial and Industrial
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0
Recorded balance, loans with a specific valuation allowance	0
Recorded balance, total	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0
Unpaid principal balance, loans with a specific valuation allowance	0
Unpaid principal balance, total	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	27
Average investment in impaired loans, loans with a specific valuation allowance	0
Average investment in impaired loans, total	27
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	1
Interest income recognized, loans with a specific valuation allowance	0
Interest income recognized, total	1
Total Nonaccrual		0
Loans Past Due Over 90 Days Still Accruing		154
Total Nonperforming		154
Real Estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0
Recorded balance, loans with a specific valuation allowance	0
Recorded balance, total	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0
Unpaid principal balance, loans with a specific valuation allowance	0
Unpaid principal balance, total	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0
Average investment in impaired loans, loans with a specific valuation allowance	0
Average investment in impaired loans, total	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0
Interest income recognized, loans with a specific valuation allowance	0
Interest income recognized, total	0
Commercial Real Estate
Recorded Balance
Recorded balance, loans without a specific valuation allowance	123
Recorded balance, loans with a specific valuation allowance	0
Recorded balance, total	123
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	123
Unpaid principal balance, loans with a specific valuation allowance	0
Unpaid principal balance, total	123
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	130
Average investment in impaired loans, loans with a specific valuation allowance	3,653
Average investment in impaired loans, total	3,783
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	11
Interest income recognized, loans with a specific valuation allowance	40
Interest income recognized, total	51
Nonaccrual with no ACL		8
Total Nonaccrual		8
Total Nonperforming		8
Residential
Interest Income Recognized
Nonaccrual with no ACL		479
Total Nonaccrual		479
Total Nonperforming		479
Installment [Member]
Recorded Balance
Recorded balance, loans without a specific valuation allowance	0
Recorded balance, total	0
Unpaid Principal Balance
Unpaid principal balance, loans without a specific valuation allowance	0
Unpaid principal balance, total	0
Specific Allowance	0
Average Investment in Impaired Loans
Average investment in impaired loans, loans without a specific valuation allowance	0
Average investment in impaired loans, total	0
Interest Income Recognized
Interest income recognized, loans without a specific valuation allowance	0
Interest income recognized, total	$ 0
Consumer
Interest Income Recognized
Total Nonaccrual		$ 0